Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIMPLIFY US EQUITY INCOME ETF
Prospectus [Line Items]
Annual Return [Percent]	22.58%	25.34%	27.46%	(24.64%)	33.87%